Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CLEARWATER INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Clearwater International Fund | Clearwater International Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	318
5 years	rr_ExpenseExampleYear05	552
10 years	rr_ExpenseExampleYear10	1,225
Annual Return 2010	rr_AnnualReturn2010	11.39%
Annual Return 2011	rr_AnnualReturn2011	(12.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.40%)
1 Year	rr_AverageAnnualReturnYear01	(12.44%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2009
Clearwater International Fund | Clearwater International Fund | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.78%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	9.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2009
Clearwater International Fund | Clearwater International Fund | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.65%)	[1]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	8.33%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2009	[1]
Clearwater International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Clearwater International Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio.) A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year the Fund's portfolio turnover was 36.93% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.93%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions , the Fund intends to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies organized or located outside the United States and doing a substantial amount of business outside the United States. Equity securities in which the Fund invests include common and preferred stock, sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, and Global Depositary Receipts and exchange-traded funds and other investment companies. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into foreign currency exchange contracts. The Fund may use options, futures contracts, and options on futures contracts to attempt to manage market or business risks. The Fund does not currently intend to invest in foreign currency exchange contracts options, futures contracts, or options on futures contracts for speculative purposes.

Clearwater Management Company ("CMC") serves as the investment manager to the Fund and is responsible for the oversight of the Fund's subadvisers. The Fund uses a "multi-style, multi-manager" approach. The Fund's adviser allocates portions of the Fund's assets among the following subadvisers who employ distinct investment styles. The Fund currently allocates assets among subadvisers who provide day-to-day management to the Fund: Parametric Portfolio Associates ("Parametric"), AXA Rosenberg Investment Management LLC ("AXA Rosenberg") Artisan Partners Limited Partnership ("Artisan Partners"), and Eagle Global Advisors, LLC ("Eagle"). Fiduciary Counselling, Inc. ("FCI") acts as a subadviser to the Fund, but does not provide day-to-day management. FCI provides the Fund with various investment-related services, including investment strategy advice, manager recommendations and related duties as requested by CMC.

The allocation among subadvisers will vary over time, but the current intent of the Fund's adviser is that under normal market conditions approximately 40%-80% of the Fund's assets will be allocated to Parametric; the remaining assets will be allocated to one or more of the Fund's three other subadvisers that provide day-to-day management of the Fund. Parametric manages its portion of the Fund's assets in a passive management strategy so that to the extent feasible its portion of the Fund's holdings matches the holdings of the MSCI World Ex USA Index (net) as closely as possible. Parametric does not intend that the portion of the Fund's assets it manages will be invested in all the components of the MSCI World Ex USA Index (net) at any given time. The MSCI World Ex USA Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Ex USA Index (net) consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The portion of the Fund's portfolio allocated to AXA Rosenberg is invested primarily in equity securities of small- and medium-sized companies that are traded principally in markets outside the United States. In selecting securities for the Fund, AXA Rosenberg seeks to match the capitalization profile of the S&P Developed BMI ex US $2 to $10 Billion Index. The S&P Developed BMI ex US $2 to $10 Billion Index is a float adjusted, market capitalization weighted index of 25 developed countries whose constituent companies have a market capitalization between $2 and $10 billion. Artisan Partners seeks to build a diversified portfolio of non-U.S. stocks of all sizes that it believes to be undervalued. Eagle manages its portion of the Fund's assets in large-cap securities (companies with capitalizations of at least $2 billion). Overall, the Fund may be invested across all capitalization levels.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Please remember that with any mutual fund investment you may lose money.The principal risks of investing in the Fund include:

Active Management Risk

The Fund's overall allocation to subadvisers is actively managed and certain subadvisers also provide active management and as a result its performance will reflect in part the adviser's or the subadviser's ability to make investment decisions that are suited to achieving the Fund's investment objective. To the extent it is actively managed, the Fund could under perform other mutual funds with similar investment objectives.

Passive Management Risk

Because a portion of the Fund is managed so that its holdings match those of a certain market index, the Fund faces a risk of poor performance, if:

•	The MSCI World Ex USA Index (net) declines generally or performs poorly relative to other indexes or individual stocks.
•	The stocks of companies which comprise the MSCI World Ex USA Index (net) fall out of favor with investors.
•	An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the MSCI World Ex USA Index (net).

Multi-Manager Risk

Because each subadviser makes investment decisions independently, it is possible that the security selection process of the subadvisers may not complement one another. As a result, the Fund's exposure to a given security, industry sector or market capitalization could be smaller or larger than would be the case if the Fund were managed by a single subadviser. It is possible that one or more of the subadvisers may, at any time, take positions that may be opposite of positions taken by other subadvisers. In such cases, the Fund will incur brokerage and other transaction costs, without accomplishing any net investment results. Subadvisers also may be competing with one another for similar positions at the same time, which could have the result of increasing a security's cost. The multi-manager approach could increase the Fund's portfolio turnover rate which may result in higher levels of realized capital gains or losses with respect to the Fund's portfolio securities, higher brokerage commissions and other transaction costs.

The subadvisers selected may under perform the market generally or other subadvisers that could have been selected for the Fund.

Equity Securities Risk

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Foreign Securities Market Risk

The Fund is also subject to the risk that international equity securities may under-perform other segments of the equity markets or the equity markets as a whole. Securities of companies traded in some countries outside of the U.S., particularly in emerging markets, may be subject to further risks due to the inexperience of local investment professionals and financial institutions. Additionally, foreign stock exchanges may be subject to less regulation, and there may be delays in the settlement of foreign stock exchange transactions.

Emerging Markets Risk

The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Currency Risk

Because the foreign securities in which the Fund invests, except for American Depositary Receipts, generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to those other currencies will adversely affect the value of the Fund.

Information Risk

Non-U.S. companies may not be subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements applicable to U.S. companies. As a result, less information may be available to investors concerning non-U.S. investors.

Investment Restriction Risk

Some countries restrict foreign investments in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and Economic Risks

International investing subjects investors to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, limits on removal of currency or other assets, and nationalization of assets.

Foreign Currency Hedging Transaction Risk

In order to hedge against adverse movements in currency exchange rates, the Fund may enter into forward foreign currency exchange contracts. If the adviser's or subadviser's forecast of exchange rate movements is incorrect, the Fund may realize losses on its foreign currency transactions. Additionally, the Fund's hedging transactions may prevent the Fund from realizing the benefits of a favorable change in the value of foreign currencies.

Futures and Options Risk

Futures investing may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of a security or future underlying an option, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option.

Small- and Medium-Sized Company Risk

To the extent a Fund subadviser invests in stocks of small-and medium size companies, that portion of the Fund's assets will be subject to additional risks. Stocks of small- and medium size companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification, and competitive strengths of larger companies. Prices of such stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small- and medium size companies at the desired time and price.

Preferred Stock Risk
Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company's preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

Exchange- Traded Fund ("ETF") and Underlying Investment Company Risk

The risks of owning an ETF or other investment company generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF or investment company could result in its value being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs and underlying investment companies purchased or sold by the Fund could result in losses on the Fund's investment. ETFs and other investment companies also have management fees that increase their costs versus the costs of owning the underlying securities directly.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please remember that with any mutual fund investment you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each calendar year since inception. The total return table illustrates some of the risks of investing in the Fund by comparing the average annual total return of the Fund for the periods shown to that of the Fund's benchmark the MSCI World Ex USA Index (net). Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates some of the risks of investing in the Fund by showing the performance of the Fund's shares for each calendar year since inception.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Clearwater International Fund % Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Years Ended December 31

During the periods shown in the chart above, the highest and lowest quarterly returns were as follows:

Highest: 16% in 3rd Quarter 2010
Lowest: -20.4% in 3rd Quarter 2011

Performance Table Heading	rr_PerformanceTableHeading	Clearwater International Fund Average Annual Total Returns (For the Periods Ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. If you hold your Fund shares through tax-deferred account, such as a 401(k) plan or individual retirement account, after tax returns are not relevant.

Clearwater International Fund | MSCI World Ex USA Index (net)(reflects no deduction for expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.20%)
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	12.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 05, 2009

[1]	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemption are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sale of Fund shares to be greater than the returns after taxes on distributions or even the returns before taxes.